Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible asset	$ 5,038,837	$ 5,093,076	$ 14,940,817	$ 15,220,591	$ 20,301,665	$ 7,806,517
Impairment charges			$ 0	$ 0	0	0
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible asset					$ 4,659,986	$ 3,531,936